Income Taxes	12 Months Ended
Mar. 31, 2018
Income Taxes [Abstract]
INCOME TAXES

13 — INCOME TAXES

The Company formed in Cayman Islands is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

The Company subsidiary formed in British Virgin Island is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

The Company’s subsidiary formed in Hong Kong is subject to the profits tax rate at 16.5% for income generated and operation in the special administrative region.

The Company’s subsidiaries incorporated in the PRC are subject to profits tax rate at 25% for income generated and operation in the country.

The full realization of the tax benefit associated with the carry forward depends predominantly upon the Company’s ability to generate taxable income during the carry forward period.

The Company’s subsidiaries incorporated in the PRC has unused net operating losses (“NOLs”) available for carry forward to future years for PRC income tax reporting purposes up to five years. The Company recorded a deferred tax asset in the amount of $0 and $0 at March 31, 2018 and 2017, respectively.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

Based on the assessment, the Company has established a deferred tax asset relating to NOLs at March 31, 2018 due to the Company’s performance in the upcoming years. However, the Company established a full valuation allowance against all of the deferred tax asset relating to NOLs because the benefit from utilization of NOL carry forwards could be subject to limitations as material structural changes resulted from the Company going public through VIE arrangement on August 19, 2016.

The following table reconciles the statutory rates to the Company’s effective tax rate:

	For the Years Ended
	March 31, 2018	March 31, 2017	March 31, 2016
Statutory rates in Cayman Islands and BVI	0.0%	0.0%	0.0%
Statutory rates in Hong Kong	15.0%	0.0%	0.0%
Statutory rates in PRC	25.0%	25.0%	25.0%
Foreign earned income not subject to taxes in the Cayman Island	-40.0%	-25.0%	-25.0%
Additional accruals in the PRC	83.5%	12.0%	21.0%
Effect of valuation allowance	0.0%	8.2%	0.0%
Effective income tax rate	83.5%	20.2%	21.0%

	For the Years Ended
	March 31, 2018	March 31, 2017	March 31, 2016
Income (loss) before taxes:
Cayman Islands	$(1,550,037)	$(119,790)	(39,223)
BVI	-	(46,630)	(5,213)
Hong Kong	63,343	(4,229)	(3,558)
PRC	2,245,611	2,348,948	865,663
Total income (loss) before taxes	758,917	2,178,299	817,669

Provision for taxes (benefits):
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	633,614	464,327	164,817
Provision for income taxes (benefits)	633,614	464,327	164,817

Deferred tax assets:
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	179,665	-	66,934
Less: Valuation allowance	(179,665)	-	(66,527)
Currency Effect	-	-	(407)
Deferred tax assets, net	-	-	-

Total provision for taxes	$633,614	$464,327	164,817
Effective tax rate	83.5%	21.3%	20.2%